GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                            Maxim Series Account MVP
                          Semi-Annual Report Form N-30D
                          File Nos. 33-82610, 811-03249

         The information required to be contained in this report for the period ending June 30, 2004 includes the following previously filed semi-annual reports for the underlying funds of the above-referenced Registrant, which are incorporated herein by reference.

Maxim Series Fund, Inc.:

Maxim Money Market Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted August 27, 2004
Accession No. 0000356476-04-000092

Maxim Bond Index Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted August 27, 2004
Accession No. 0000356476-04-000080

Maxim Stock Index Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted August 27, 2004
Accession No. 0000356476-04-000097

Maxim U.S. Government Securities Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted August 27, 2004
Accession No. 0000356476-04-000102

Maxim Index 600 Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted August 27, 2004
Accession No. 0000356476-04-000084

Maxim Ariel Mid-Cap Value Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted August 27, 2004
Accession No. 0000356476-04-000078

Maxim MFS(R) Small-Cap Growth Portfolio
(formerly Maxim INVESCO Small-Cap Growth Portfolio)
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted August 27, 2004
Accession No. 0000356476-04-000091

Maxim INVESCO ADR Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted August 27, 2004
Accession No. 0000356476-04-000085

Maxim T. Rowe Price Equity/Income Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted August 27, 2004
Accession No. 0000356476-04-000098

Maxim Loomis-Sayles Bond Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted August 27, 2004
Accession No. 0000356476-04-000088

Maxim Ariel Small-Cap Value Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted August 27, 2004
Accession No. 0000356476-04-000079

Maxim Value Index Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted August 27, 2004
Accession No. 0000356476-04-000103

Maxim Growth Index Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted August 27, 2004
Accession No. 0000356476-04-000083

Maxim T. Rowe Price MidCap Growth
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted August 27, 2004
Accession No. 0000356476-04-000099

Maxim Aggressive Profile I Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted August 27, 2004
Accession No. 0000356476-04-000093

Maxim Moderately Aggressive Profile I Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted August 27, 2004
Accession No. 0000356476-04-000093

Maxim Moderate Profile I Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted August 27, 2004
Accession No. 0000356476-04-000093

Maxim Moderately Conservative Profile I Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted August 27, 2004
Accession No. 0000356476-04-000093

Maxim Conservative Profile I Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted August 27, 2004
Accession No. 0000356476-04-000093

Fidelity Variable Insurance Products Fund:

Fidelity VIP Contrafund(R) Portfolio
File No. 811-05511
Form N-CSR
Filed via EDGAR and accepted September 1, 2004
Accession No.0000831016-04-000013